INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF STATUTORY RATES FOR OUR DOMESTIC AND FOREIGN OPERATION	The statutory rates for our domestic and our material foreign operations are as follows for the periods shown:
Country	2022	2021
United States	21%	21%
Republic of Korea	21%	22%

SCHEDULE OF INCOME TAX RATE RECONCILIATION RATE

Our consolidated effective income tax rate reconciliation is as follows:

	Nine Months Ended December 31,
	2022	2021
Federal statutory rate	21.0%	21.0%
State and local income taxes	(0.0)	(0.7)
Valuation allowance for NOL carry-forwards	(21.0)	(51.1)
Stock warrant transactions and other items	(2.5)	4.1
Effective income tax rate	(2.5)%	(26.7)%

Our consolidated effective income tax rate reconciliation is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Federal statutory rate	21.0%	21.0%
State and local income taxes	(0.5)	(11.6)
Prior period adjustments	-	45.6
Change in valuation allowance for NOL carry-forwards	(6.7)	(5.3)
Effect of change in uncertain tax positions	-	(49.4)
Stock warrant transactions and other items	1.3	32.2
Effective income tax rate	15.1%	32.5%

SCHEDULE OF PROVISION FOR INCOME TAXES

Our consolidated provision for (benefit from) income taxes is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Current:
Federal	$(2,098,199)	$(326,121)
State and local	100,568	268,474
Foreign	-	-
Total current	(1,997,631)	(57,647)
Deferred:
Federal	(1,038,359)	(536,862)
State and local		-
Foreign		-
Total deferred	(1,038,359)	(536,862)
Total consolidated income tax benefit	$(3,035,990)	$(594,509)

SCHEDULE OF DEFERRED TAX ASSET LIABILITY

Our deferred tax asset (liability) is as follows:

	As of March 31,
Deferred tax assets:	2022	2021
Share-based compensation	$972,043	$873,970
Accruals and reserves not currently deductible	649,113	247,348
Impairment of investments and inventory	660,904	674,112
Other	141,349	87,093
Total deferred tax assets	2,423,409	1,882,523
Less: valuation allowance	(2,342,204)	-
Total deferred tax assets, net of valuation allowance	81,205	1,882,523
Deferred tax liability:
Other	-	9,353
Total deferred tax liability	-	9,353
Total consolidated deferred tax (liability) assets, net	$81,205	$1,873,170

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A reconciliation of the Company’s unrecognized tax benefits for the years indicated is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$904,643	$-
Additions for tax positions related to the current year	17,334	-
Additions for tax positions of prior years	-	904,643
Reductions of tax positions of prior years	-	-
Settlements	-	-
Balance at end of fiscal year	$921,977	$904,643

SCHEDULE OF INCOME TAX RETURNS SUBJECT TO EXAMINATION

The Company files consolidated federal income tax returns in the United States and files income tax returns in various state and foreign jurisdictions. As of March 31, 2022, the Company’s income tax returns for the following tax years remained subject to examination:

Tax Jurisdiction	Open Years
United States	2016 – 2021
Republic of Korea	2021
Other Countries	N/A